INVESTMENTS	12 Months Ended
Dec. 31, 2012
INVESTMENTS

NOTE 16. INVESTMENTS

Investments consist of the following:

	December 31
(in US$ thousands)	2011	2012
Investments accounted for under the equity method	$7,615	$5,223
Investments accounted for under the cost method	700	—

	$8,315	$5,223

Our Company’s investments in companies that are accounted for under the equity method of accounting primarily consist of the following: (a) through July 31, 2012, a 40 percent, later diluted to 33.66 percent interest in Mangas Everest S.A.S. (“Mangas Everest”), which is engaged in the gaming software and service business (See Note 6 “Divestitures” for additional information); (b) through August 15, 2012, a 30 percent interest in Game First International Corporation (“GFI”), an operator and distributor of online games in Taiwan (See Note 6 “Divestitures” for additional information); (c) through August 31, 2011, a 100 percent interest in Monsoon Online Pte Ltd. (“Monsoon”), an operator and distributor of online games in Southeast Asia; and (d) an 18 percent interest in East Gate Media Contents & Technology Fund (“East Gate”), a Korean Fund that invests in online game businesses and films. The investments in these companies amounted to $7.6 million and $5.2 million as of December 31, 2011 and 2012, respectively.

As of December 31, 2011, our share of the underlying net assets of Mangas Everest exceeded the carrying value of its investment by $9.3 million. The excess results from the difference between the fair value we assigned to the 40 percent retained interest in Mangas Everest at the date the business was deconsolidated, compared to 40 percent of the total fair value of Mangas Everest as determined by BEG, the purchaser of the 60 percent interest.

From the date of our sale of a 60 percent interest in our online gaming software and service business in 2010 through July 31, 2012 when we sold the remaining 33.66 percent interest to BEG, we recognized our share of losses in Mangas Everest under the equity method of accounting which totaled $9.8 million, $49.7 million and $0 in 2010, 2011 and 2012, respectively, which resulted in a negative investment balance as of December 31, 2011 and July 31, 2012. In accordance with the FASB codification, we charged this negative investment balance against the loan receivable that Mangas Everest had outstanding to us as of December 31, 2011 and July 31, 2012. (See Note 26, “Related Party Transactions”, for additional information.)

We, through IAHGames, made an equity investment in Monsoon in connection with our acquisition of a controlling financial interest in IAHGames. Although IAHGames owns 100 percent of the common stock of Monsoon, prior to September 2011 we determined that Monsoon could not be consolidated by IAHGames due to the substantive participating rights that the game licensor had in Monsoon pursuant to Monsoon’s management agreement. From the date of our acquisition of IAHGames through August 31, 2011, we recognized our share of gains (losses) under the equity method of accounting which totaled $(12.6) million and $230 thousand in 2010 and 2011, respectively, which resulted in a negative investment balance. In accordance with the FASB codification, we charged this negative investment balance against the loan receivable that Monsoon had outstanding to us as of December 31, 2010 and August 31, 2011. (See Note 26, “Related Party Transactions”, for additional information.)

In September 2011, IAHGames, Monsoon and the game licensor entered a transition agreement to early terminate the previous agreement in which the abovementioned substantive participating rights were granted, effective August 31, 2011, and thus restored IAHGames’ full control in Monsoon. Therefore, starting September 1, 2011, we consolidated Monsoon. (See Note 4, “Acquisition”, for additional information.)

Our Company has an 18 percent interest in East Gate, a Korean Limited Partnership. We account for this limited partnership investment under the equity method accounting in accordance with the FASB codification as our interest is not considered to be minor. We have influence over partnership operating and financial policies based on the terms of the partnership agreement.